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                                                                    May 4, 2006

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

     Re: E*TRADE Funds ("Registrant")
         SEC File Nos. 333-66807; 811-09093

Ladies and Gentlemen:

     On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final combined Prospectus for the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund, each a separate series of the Registrant, and the combined Statement of Additional Information, each dated April 30, 2006, do not differ from the Prospectus and Statement of Additional Information as filed in the Registrant's Post-Effective Amendment No. 52 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on April 28, 2006 (accession # 0001193125-06-093122).

     Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

                                                  Very truly yours,

                                                  /s/ Lisa R. Grosswirth
                                                  -----------------------------
                                                  Lisa R. Grosswirth